Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	$ 491,075	$ 420,916
Australia [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	9,723	9,632
Bahrain [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	4,008	4,618
Belgium [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	956	1,112
Bermuda [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,998	2,301
Canada [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	11,563	8,384
Chile [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	461
China [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	48,300	51,664
Finland [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	3,568	2,951
France [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	24,001	11,266
Germany [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	17,146	17,483
Hong Kong [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	3,200
India [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	2,870	3,206
Italy [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,943
Japan [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	12,566	11,951
Jordan [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	2,923	2,471
KSA [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	14,528	15,042
Kuwait [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,763	3,464
Malaysia [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	6,415	6,574
Mexico [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,576	2,326
Netherlands [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	7,475	5,051
Norway [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,927
Qatar [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	42,474	47,700
Singapore [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	8,601	3,069
South Korea [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	11,554	7,635
Spain [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	6,240	1,377
Sweden [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	3,574	2,528
Switzerland [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	9,763	5,063
Taiwan [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	2,415	2,991
UAE [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	31,429	18,388
UK [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	50,697	51,049
USA [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	$ 145,418	113,308
Luxembourg [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt		687
Oman [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt		1,122
Russia [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt		1,948
Virgin Islands (British) [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt		$ 4,555